Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 507,679	$ 145,524
Less: unamortized debt discounts	53,442
Less: current maturities		145,524	$ 119,274
Notes payable, long-term portion		700,000
Total notes payable		845,524	119,274
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable, net of discounts	454,237	145,524
Less: current maturities	454,237	145,524	119,274
Notes payable, long-term portion
Unsecured Promissory Note One [Member]
Short-Term Debt [Line Items]
Notes payable	35,000
Unsecured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Notes payable	300,000
Unsecured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Notes payable	17,268	14,552
Unsecured Promissory Note Three [Member] | OWP Ventures, Inc. [Member]
Short-Term Debt [Line Items]
Notes payable		100,000
Unsecured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Notes payable	59,204	49,894
Unsecured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Notes payable	88,806	74,841
Unsecured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Notes payable	4,934	4,158
Unsecured Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Notes payable	$ 2,467	2,079
Unsecured Promissory Notes Seven [Member]
Short-Term Debt [Line Items]
Notes payable		400,000
Unsecured Promissory Notes Eight [Member]
Short-Term Debt [Line Items]
Notes payable		200,000
Unsecured Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Notes payable			$ 119,274